Taxes on Income - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carry forward	$ 937	$ 633
Other temporary differences	77	55
Deferred tax asset before valuation allowance	1,014	688
Valuation allowance	(1,014)	(688)
Net deferred tax asset